Other investments	12 Months Ended
Mar. 31, 2021
Disclosure of investments other than investments accounted for using equity method [Abstract]
Other investments
8. Other investments

Other investments consist of investments in units of mutual funds, equity securities, bonds, market linked debentures, commercial paper, limited liability partnership firm and term deposits with banks (i.e., certificates of deposit having an original maturity period exceeding 3 months).
The details of such investments as of March 31, 2021 and 2020 are as follows:

	As of March 31, 2021						As of March 31, 2020
	Cost		Unrealized gain/(loss)		Fair value/ amortized cost (2)		Cost		Unrealized gain/(loss)		Fair value/ amortized cost (2)
Current portion
In units of mutual funds	Rs.	13,197	Rs.	66	Rs.	13,263	Rs.	13,686	Rs.	146	Rs.	13,832
In bonds		522		-		522		1,851		-		1,851
In commercial paper		-		-		-		967		-		967
In market linked debentures		-		-		-		2,000		(7)		1,993
Term deposits with banks		5,959		-		5,959		5,044		-		5,044
	Rs.	19,678	Rs.	66	Rs.	19,744	Rs.	23,548	Rs.	139	Rs.	23,687
Non-current portion
In equity securities (1)	Rs.	2,701	Rs.	1,832	Rs.	4,533	Rs.	2,701	Rs.	(2,397)	Rs.	304
In limited liability partnership firm		400		-		400		-		-		-
Others		25		-		25		24		-		24
	Rs.	3,126	Rs.	1,832	Rs.	4,958	Rs.	2,725	Rs.	(2,397)	Rs.	328

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 34 of these consolidated financial statements for further details.
(2)	Interest accrued but not due on bonds and debentures, commercial paper and term deposits with banks is included in other current assets.

For the purpose of measurement, the aforesaid investments are classified as follows:

Investments in units of mutual funds	Fair value through profit and loss
Investments in bonds, commercial paper, term deposits and others	Amortized cost
Investments in market linked debentures	Fair value through other comprehensive income
Investments in equity securities	Fair value through other comprehensive income (on account of irrevocable option elected at time of transition) and fair value through profit and loss
Investment in limited liability partnership firm	Fair value through profit and loss